Restricted Net Assets - Additional information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
China [Member]
Disclosure In Entirety Of Restricted Assets [Line Items]
Restricted net assets	$ 50,000	$ 52,298